LEASES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Leases
Incremental borrowing rate	10.00%
Rent expense	$ 240,731	$ 260,406	$ 240,731